UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
            WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4181

FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
(Exact name of registrant as specified in charter)
--------

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)


REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2003

DATE OF REPORTING PERIOD:  DECEMBER 31, 2003

Item 1.  Reports to Stockholders

	   The Annual Report to Stockholders follows


[Logo: "FIRST INVESTORS"]

First Investors
U.S. Government Plus Fund

Annual Report
December 31, 2003

[Logo: "FIRST INVESTORS FINANCIAL NETWORK"]

F16146

Portfolio Managers' Letter
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1ST FUND

Dear Investor:

This is the annual report for the First Investors U.S. Government Plus Fund for the year ended December 31, 2003. During the year, the Fund's return on a net asset value basis was 1.4% and the Fund declared dividends of 66.3 cents per share and capital gains of 10.1 cents per share.

The Fund's holdings were almost exclusively Treasury STRIPS, which are zero coupon bonds, that mature in 2004. During 2003, the Fund's return was primarily the result of the fact that these securities, which are very sensitive to changes in interest rates, increased in price as interest rates declined. In addition, the investment performance of such securities is tied to their relative maturities, with those having shorter maturities, such as those held in the Fund, generating returns only slightly higher than cash or investments in commercial paper.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ EDWIN D. MISKA

Edwin D. Miska
Director of Equities

/s/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income

January 31, 2004

Cumulative Performance Information
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1st FUND

Comparison of change in value of $10,000 investment in the First Investors U.S. Government Plus Fund -- 1st Fund, the Lehman Brothers Intermediate Treasury Index and the Lehman Brothers Long Term Treasury Index.

U.S. GOVERNMENT PLUS FUND -- 1st FUND
GRAPH PLOTS
As of December 31, 2003

                          LEHMAN BROTHERS   LEHMAN BROTHERS
              GOVT PLUS      INTERMEDIATE         LONG TERM
               1st FUND    TREASURY INDEX    TREASURY INDEX

Dec-93          $ 9,200           $10,000           $10,000
Dec-94            8,200             9,824             9,236
Dec-95           10,578            11,240            12,071
Dec-96           10,319            11,687            11,966
Dec-97           11,258            12,586            13,770
Dec-98           12,550            13,671            15,632
Dec-99           11,907            13,727            14,265
Dec-00           13,244            15,135            17,157
Dec-01           14,244            16,370            17,879
Dec-02           15,192            17,889            20,881
Dec-03           15,411            18,267            21,399

(INSET BOX IN CHART READS:)

                    Average Annual Total Return*
               N.A.V. Only          S.E.C. Standardized
One Year          1.44%                  (6.70%)
Five Years        4.19%                   2.47%
Ten Years         5.29%                   4.42%

  The graph compares a $10,000 investment in the First Investors U.S. Government Plus Fund -- 1st Fund beginning 12/31/93 with theoretical investments in the Lehman Brothers Intermediate Treasury Index and the Lehman Brothers Long Term Treasury Index (the "Indices"). The Lehman Brothers Intermediate Treasury Index is made up of all public obligations of the U.S. Treasury with maturities of less than 10 years. The Lehman Brothers Long Term Treasury Index is made up of all public obligations of the U.S. Treasury with maturities of 10 years or greater. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses that an investor would incur in purchasing securities in the Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and dividends and distributions were reinvested.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The "S.E.C. Standardized" returns shown are based on the maximum sales charge of 8.00%. During the periods shown, some expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (8.05%), 1.22% and 3.59%, respectively. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Lehman Brothers Intermediate Treasury Index and Lehman Brothers Long Term Treasury Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1st FUND
December 31, 2003
------------------------------------------------------------------------------------------------
                                                                                          Amount
Principal                                                                               Invested
   Amount                                                                               For Each
       or                                                                             $10,000 of
   Shares    Security                                                       Value     Net Assets
------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT SECURITIES--94.7%
     $900M   Treasury STRIPS, due 11/15/2004 (cost $826,274)             $890,734         $9,467
------------------------------------------------------------------------------------------------
             COMMON STOCKS--2.3%
             Consumer Discretionary--.5%
      150  * Movie Gallery, Inc.                                            2,802             30
      100    Pier 1 Imports, Inc.                                           2,186             23
------------------------------------------------------------------------------------------------
                                                                            4,988             53
------------------------------------------------------------------------------------------------
             Consumer Staples--.3%
      100  * Chiquita Brands International, Inc.                            2,253             24
      100  * Pathmark Stores, Inc.                                            760              8
------------------------------------------------------------------------------------------------
                                                                            3,013             32
------------------------------------------------------------------------------------------------
             Health Care--.8%
      150  * Centene Corporation                                            4,202             44
      200  * Province Healthcare Company                                    3,200             34
------------------------------------------------------------------------------------------------
                                                                            7,402             78
------------------------------------------------------------------------------------------------
             Industrials--.2%
      100  * Mobile Mini, Inc.                                              1,972             21
------------------------------------------------------------------------------------------------
             Information Technology--.5%
       86  * Intergraph Corporation                                         2,057             22
      100  * Manhattan Associates, Inc.                                     2,764             29
------------------------------------------------------------------------------------------------
                                                                            4,821             51
------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $16,075)                                22,196            235
------------------------------------------------------------------------------------------------
Total Value of Investments (cost $842,349)                    97.0%       912,930          9,702
Other Assets, Less Liabilities                                 3.0         28,041            298
------------------------------------------------------------------------------------------------
Net Assets                                                   100.0%      $940,971        $10,000
================================================================================================

* Non-income producing

See notes to financial statements


Statement of Assets and Liabilities
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1st FUND
December 31, 2003

---------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                                              $   842,349
                                                                                  ===========
  At value (Note 1A)                                                              $   912,930
Cash                                                                                   30,339
Other assets                                                                            2,676
                                                                                  -----------
Total Assets                                                                          945,945
                                                                                  -----------
Liabilities
Distributions payable                                                                     590
Accrued expenses                                                                        3,697
Accrued advisory fees                                                                     511
Accrued shareholder servicing costs                                                       176
                                                                                  -----------
Total Liabilities                                                                       4,974
                                                                                  -----------
Net Assets                                                                        $   940,971
                                                                                  ===========

Net Assets Consist of:
Capital paid in                                                                   $   870,390
Net unrealized appreciation in value of investments                                    70,581
                                                                                  -----------
Total                                                                             $   940,971
                                                                                  ===========
Shares of beneficial interest outstanding (Note 3)                                    118,341
                                                                                  ===========
Net Asset Value and Redemption Price Per Share
  (Net assets divided by shares of beneficial interest outstanding)                     $7.95
                                                                                        =====
Maximum Offering Price Per Share
  (Net asset value /.92)                                                                $8.64
                                                                                        =====

See notes to financial statements


Statement of Operations
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1st FUND
Year Ended December 31, 2003

---------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                                        $    82,330
  Dividends                                                                                28
                                                                                  -----------
Total income                                                                           82,358
                                                                                  -----------
Expenses (Notes 1 and 4):
  Advisory fee                                                                          9,786
  Professional fees                                                                     7,883
  Shareholder servicing costs                                                           2,057
  Custodian fees                                                                          538
  Other expenses                                                                        3,724
                                                                                  -----------
Total expenses                                                                         23,988
Less: Expenses waived or assumed                                                      (13,027)
      Custodian fees paid indirectly                                                     (195)
                                                                                  -----------
Net expenses                                                                           10,766
                                                                                  -----------
Net investment income                                                                  71,592
                                                                                  -----------
Realized and Unrealized Gain (Loss) on Investments (Note 2):

Net realized gain on investments                                                       10,876
Net unrealized depreciation of investments                                            (68,183)
                                                                                  -----------
Net loss on investments                                                               (57,307)
                                                                                  -----------
Net Increase in Net Assets Resulting from Operations                              $    14,285
                                                                                  ===========

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1st FUND
---------------------------------------------------------------------------------------------

Year Ended December 31                                                2003               2002
---------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
  Net investment income                                         $   71,592         $   73,929
  Net realized gain on investments                                  10,876             30,439
  Net unrealized depreciation of investments                       (68,183)           (37,187)
                                                                ----------         ----------
    Net increase in net assets resulting from operations            14,285             67,181
                                                                ----------         ----------
Distributions to Shareholders
  Net investment income                                            (71,594)           (73,929)
  Net realized gains                                               (10,933)           (30,036)
                                                                ----------         ----------
    Total distributions                                            (82,527)          (103,965)
                                                                ----------         ----------
Trust Share Transactions *
Reinvestment of distributions                                       81,937            103,210
Cost of shares redeemed                                            (90,211)          (147,275)
                                                                ----------         ----------
    Net decrease from trust share transactions                      (8,274)           (44,065)

Net decrease in net assets                                         (76,516)           (80,849)

Net Assets
  Beginning of year                                              1,017,487          1,098,336
                                                                ----------         ----------
  End of year                                                   $  940,971         $1,017,487
                                                                ==========         ==========

* Trust Shares Issued and Redeemed
  Issued for distributions reinvested                               10,307             12,015
  Redeemed                                                         (10,404)           (16,045)
                                                                ----------         ----------
  Net decrease in trust shares outstanding                             (97)            (4,030)
                                                                ==========         ==========

See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1ST  FUND
December 31, 2003

1. Significant Accounting Policies -- First Investors U.S. Government Plus Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Trust operates as a series fund, currently issuing shares of beneficial interest of the 1st Fund (the "Fund") only. The Fund's objective is first to generate income, and, to a lesser extent, achieve long-term capital appreciation.

A. Security Valuation -- Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded. Securities which have no sales on a particular day and securities traded in the over-the-counter market are valued at the mean between the closing bid and asked prices. The Treasury STRIPS in which the Fund invests are traded primarily in the over-the-counter market. Such securities are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Fund's Board of Trustees. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees.

B. Federal Income Taxes -- No provision has been made for federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve the Fund from all, or substantially all, federal income taxes.

C. Distributions to Shareholders -- Distributions to shareholders are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post-October capital losses.

D. Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for common stocks and the amortized cost basis for Treasury STRIPS for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income (consisting of accreted discount) and estimated expenses are accrued daily. For the year ended December 31, 2003, the Fund's custodian has provided credits in the amount of $195 against custodian charges based on the uninvested cash balances of the Fund.

E. Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1ST FUND
December 31, 2003

2. Security Transactions -- For the year ended December 31, 2003, purchases and sales of securities and long-term U.S. Government Obligations, excluding short-term notes, were as follows:

                                               Long-Term
                       Securities     U.S. Government Obligations
                       ----------     ---------------------------
Purchases                $   --                $    --
Proceeds of sales         1,664                 98,277

At December 31, 2003, the cost of investments for federal income tax purposes was $842,349. Accumulated net unrealized appreciation on investments was $70,581, consisting of $71,589 gross unrealized appreciation and $1,008 gross unrealized depreciation.

3. Trust Shares -- The Declaration of Trust permits the Trust to issue an unlimited number of no par value shares of beneficial interest of the fund.

4. Advisory Fee and Other Transactions With Affiliates -- Certain officers and trustees of the Trust are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank ("FIFSB"), custodian of the Trust's individual retirement accounts ("IRA"). Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act are remunerated by the Fund. For the year ended December 31, 2003, total trustees fees accrued by the Fund amounted to $300.

The Investment Advisory Agreement provides as compensation to FIMCO, an annual fee, payable monthly, at the rate of 1% of the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. For the year ended December 31, 2003, FIMCO has voluntarily waived management fees in excess of 0.60% and assumed other expenses in excess of 0.50%. For the year ended December 31, 2003, the total advisory fee accrued to FIMCO was $9,786 of which $3,914 was waived. In addition, FIMCO assumed $9,113 of other expenses.

For the year ended December 31, 2003, shareholder servicing costs included $1,415 in transfer agent fees paid to ADM and $497 in IRA custodian fees paid to FIFSB.

FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1ST  FUND
December 31, 2003

5. Tax Components of Capital and Distributions to Shareholders --
Distributions to shareholders on a tax basis during the years ended December 31, 2003 and 2002 were as follows:

                              2003         2002
                            --------     --------
Ordinary Income              $71,594      $73,929
Long-Term Capital Gains       10,933       30,036
                            --------     --------
                             $82,527     $103,965
                            ========     ========

As of December 31, 2003, the components of distributable earnings on a tax basis were $70,581 consisting entirely of unrealized appreciation.

For the year ended December 31, 2003, the Fund reclassified $2 from net investment income and $14 from accumulated net realizes gains to capital paid in to reflect permanent differences between book and tax reporting.


Financial Highlights
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1st FUND

The following table sets forth the operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

                                                           Year Ended December 31
                                          -----------------------------------------------------
                                            2003       2002       2001       2000       1999
                                          --------   --------   --------   --------   ---------
Per Share Data
--------------
Net Asset Value, Beginning of Year           $8.59      $8.97      $9.06      $8.88      $10.23
                                          ========   ========   ========   ========   =========
Income from Investment Operations:
  Net Investment Income                       .663       .695       .682       .680        .681
  Net Realized and Unrealized
    Gain (Loss) on Investments               (.539)     (.098)      .002       .317      (1.205)
                                          --------   --------   --------   --------   ---------
    Total from Investment Operations          .124       .597       .684       .997       (.524)
                                          --------   --------   --------   --------   ---------
Less Distributions from:
  Net Investment Income                       .663       .695       .682       .681        .681
  Net Realized Gains                          .101       .282       .092       .136        .145
                                          --------   --------   --------   --------   ---------
    Total Distributions                       .764       .977       .774       .817        .826
                                          --------   --------   --------   --------   ---------
Net Asset Value, End of Year                 $7.95      $8.59      $8.97      $9.06       $8.88
                                          ========   ========   ========   ========   =========
Total Return (%)+                             1.44       6.65       7.55      11.22       (5.12)
------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Year (in thousands)        $941     $1,017     $1,098     $1,093      $1,090

Ratio to Average Net Assets (%)*:
  Expenses                                    1.10       1.10       1.10       1.10        1.10
  Net Investment Income                       7.32       7.08       7.04       7.18        6.65

Ratio to Average Net Assets Before Expenses
  Waived or Assumed (%):
  Expenses                                    2.45       2.61       2.24       2.26        2.08
  Net Investment Income                       5.97       5.57       5.90       6.02        5.67

Portfolio Turnover Rate (%)                      0          2          0          0           1

+ Calculated without sales charges
* Net of expenses waived or assumed (Note 4)

See notes to financial statements


Independent Auditors' Report

To the Shareholders and Trustees of
First Investors U.S. Government Plus Fund -- 1st Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the 1st Fund of First Investors U.S. Government Plus Fund as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the 1st Fund of First Investors U.S. Government Plus Fund as of December 31, 2003, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                Tait, Weller & Baker

Philadelphia, Pennsylvania
February 2, 2004

FIRST INVESTORS U.S. Government Plus Fund -- 1st FUND
Trustees and Officers*


                                            Position
                                            Held with          Principal             Number of      Other
                                            Fund and           Occupation            Portfolios in  Trusteeships/
Name, Date of Birth                         Length of          During Past           Fund Complex   Directorships
and Address                                 Service            5 Years               Overseen       Held
------------                                -------            -------               --------       ----
DISINTERESTED TRUSTEES

Robert M. Grohol  1/16/1932                 Trustee            None/Retired          50             None
c/o First Investors                         since 6/30/00
Management Company, Inc.
95 Wall Street
New York, NY 10005

Rex R. Reed  3/19/1922                      Trustee            None/Retired          50             None
c/o First Investors                         since 3/31/84
Management Company, Inc.
95 Wall Street
New York, NY 10005

Herbert Rubinstein   6/14/1921              Trustee            None/Retired          50             None
c/o First Investors                         since 9/20/79
Management Company, Inc.
95 Wall Street
New York, NY 10005

James M. Srygley  10/17/1932                Trustee            Owner                 50             None
c/o First Investors                         since 1/19/95      Hampton
Management Company, Inc.                                       Properties
95 Wall Street
New York, NY 10005

Robert F. Wentworth  7/5/1929               Trustee            None/Retired          50             None
c/o First Investors                         since 10/15/92
Management Company, Inc.
95 Wall Street
New York, NY 10005




FIRST INVESTORS U.S. Government Plus Fund -- 1st FUND
Trustees and Officers* (continued)


                                            Position(s)
                                            Held with          Principal             Number of      Other
                                            Fund  and          Occupation(s)         Portfolios in  Trusteeships/
Name, Date of Birth                         Length of          During Past           Fund Complex   Directorships
and Address                                 Service            5 Years               Overseen       Held
------------                                -------            -------               --------       ----
INTERESTED TRUSTEES**

Glenn O. Head  8/16/1925                    Trustee            Chairman of           50             None
c/o First Investors                         since 1968         First Investors
Management Company, Inc.                                       Corporation,
95 Wall Street                                                 Chairman of
New York, NY 10005                                             First Investors
                                                               Consolidated
                                                               Corporation,
                                                               Chairman of
                                                               First Investors
                                                               Management
                                                               Company, Inc.,
                                                               Chairman of
                                                               Administrative Data
                                                               Management Corp.,
                                                               and officer of
                                                               other affiliated
                                                               companies***

Kathryn S. Head  12/31/1955                 Trustee            Vice President        50             None
c/o First Investors                         since 3/17/94      of First Investors
Management Company, Inc.                                       Corporation,
581 Main Street                                                President of
Woodbridge, NJ 07095                        President          First Investors
                                            since 11/15/01     Consolidated
                                                               Corporation,
                                                               President of
                                                               First Investors
                                                               Management
                                                               Company, Inc.,
                                                               President of
                                                               Administrative Data
                                                               Management Corp.,
                                                               Chairman of
                                                               First Investors
                                                               Federal Savings
                                                               Bank and
                                                               officer of
                                                               other affiliated
                                                               companies***

Larry R. Lavoie  9/12/1947                  Trustee            General Counsel       50             None
c/o First Investors                         since 9/17/98      First Investors
Management Company, Inc.                                       Corporation
95 Wall Street                                                 and other
New York, NY 10005                                             affiliated
                                                               companies***

John T. Sullivan  1/18/1932                 Trustee            Of Counsel            50             None
c/o First Investors                         since 9/20/79      Hawkins,
Management Company, Inc.                                       Delafield &
95 Wall Street                                                 Wood; Director
New York, NY 10005                                             and Chairman
                                                               of Executive
                                                               Committee of
                                                               First Investors
                                                               Corporation

  * Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Mr. Head and Ms. Head are interested trustees because (a) they are indirect owners of more than 5% of the voting stock of the adviser and principal underwriter of the Funds, and (b) they are officers, directors and employees of the adviser and principal underwriter of the Funds. Ms. Head is an officer of the Funds and the daughter of Mr.
    Head. Mr. Lavoie is an interested trustee of the Funds because he indirectly owns securities issued by and is an officer of the adviser and principal underwriter of the Funds. Mr. Sullivan is an interested trustee because he is a director and Chairman of the Executive
    Committee of First Investors Corporation and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First Investors
    Leverage Corporation, Route 33 Realty Corporation, First Investors
    Credit Funding Corporation, N.A.K. Realty Corporation, Real Property
    Development Corporation, School Financial Management Services, Inc.,
    First Investors Federal Savings Bank, First Investors Credit
    Corporation and First Investors Resources, Inc.




FIRST INVESTORS U.S. Government Plus Fund -- 1st FUND
Trustees and Officers* (continued)


                                            Position
                                            Held with          Principal             Number of      Other
                                            Fund and           Occupation            Portfolios in  Trusteeships/
Name, Date of Birth                         Length of          During Past           Fund Complex   Directorships
and Address                                 Service            5 Years               Overseen       Held
------------                                -------            -------               --------       ----
OFFICER(S) WHO ARE NOT TRUSTEES

Joseph I. Benedek  8/2/1957                 Treasurer          Treasurer             50             None
c/o First Investors                         since 1988         and Principal
Management Company, Inc.                                       Accounting Officer
581 Main Street
Woodbridge, NJ 07095


FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

Shareholder Information
-----------------------

Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103


It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.


This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

Item 2.  Code of Ethics

The Registrant's Board of Directors/Trustees ("Board") has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. The Code of Ethics is attached to this report as Exhibit A.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.

Item 3.  Audit Committee Financial Expert - Filed herewith

The independent director currently serving as the audit committee financial expert is Robert F. Wentworth.

The Registrant's Board has unanimously determined that Mr. Wentworth satisfied the definition of an audit committee financial expert as set forth in the instructions to Form N-CSR under the Investment
Company Act of 1940.  Specifically, the Board determined that
Mr. Wentworth has all of the following: (i) an understanding of generally accepted accounting principles and financial statements; (ii) the ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves; (iii) experience preparing, auditing, analyzing or evaluating financial statements that present the breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Funds' financial statements, or experience actively supervising one or more persons engaged in such activities; (iv) an understanding of internal controls and procedures for financial reports; and (v) an understanding of audit committee functions. Furthermore, he had acquired these attributes through education and many years of relevant experience in various financial positions with American Telephone and Telegraph Company, including the positions of Director - Accounting, Director - Finance, Director - Financial Reporting and Analysis, Controller, and Director of Business Planning. Mr. Wentworth also has many years experience serving on the Audit Committees of First Investors Funds and other organizations. Finally, Mr. Wentworth is independent as defined in the instructions to the Form.

Item 4.  Principal Accountant Fees and Services

				Fiscal Year Ended
				December 31,
				-----------------
				  2003       2002
				  ----	     ----
(a) Audit Fees			$4,250	   $4,000

(b) Audit-Related Fees		$    0	   $    0

(c) Tax Fees			$2,500	   $2,500

    Nature of fees:  tax returns preparation and tax compliance

(d) All Other Fees		$    0	   $	0

(e)(1) Audit committee's pre-approval policies

The Audit Committee has adopted a charter under which it has the duties, among other things,

	(a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor;

	(c) to pre-approve all non-audit services to be provided by the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds investment adviser and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d) to establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approved of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e) to meet with the Funds' independent auditors, including meetings without management representatives, as necessary (i) to review the arrangements for, and scope of, the annual audit, any special audits and any other services to be provided to the Fund's by the auditors;
(ii) to discuss any matters of concern relating to the Fund's financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); and (iii) to review the form of opinion the auditors propose to render to the Board and shareholders;

	(f) to receive and consider (i) information and comments from the auditors with respect to the Funds' accounting and financial reporting policies, procedures and internal control over financial reporting (including the Funds' critical accounting policies and practices) and to consider management's responses to any such comments; (ii) reports from the auditors regarding any material written communications between the auditors and management; and (iii) reports from the auditors regarding all non-audit services provided to any entity in the Funds' investment company complex that were not pre-approved by the Audit Committee or pursuant to pre-approved policies and procedures established by the Audit Committee and associated fees;

	(g) to review and approve the fees charged by the auditors for audit and non-audit services for the Funds; and

	(h) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate.



(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2003 and 2002 were $35,000 and $32,000, respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrant

 	 Audit Committe Members -
		Robert M. Grohol
		Rex R. Reed
		Herbert Rubinstein
		James M. Srygley
		Robert F. Wentworth

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

	 Not applicable to the Registrant

Item 8.  [Reserved]

Item 9.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits
(a)	Code of Ethics - Filed herewith

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors U.S. Government Plus Fund
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  March 1, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors U.S. Government Plus Fund
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  March 1, 2004